STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares	Additional paid-in Capital	Other comprehensive Income (loss)	Accumulated deficit	Treasury Stock, Common
Shares outstanding, beginning balance (in shares) at Dec. 31, 2020		56,027,758
Total shareholders' equity, beginning balance at Dec. 31, 2020	$ 287,191	$ 107	$ 862,134	$ 9,406	$ (584,456)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Early adoption of ASU 2020-06 as of January 1, 2021	(162,185)	$ 0	(215,712)	0	53,527	0
Exercise of options, ESPP shares and vesting of RSUs (in shares)		1,560,797
Exercise of options, ESPP shares and vesting of RSUs	47,451	$ 5	47,446	0	0	0
Share-based compensation	221,980	$ 0	221,980	0	0	0
Treasury Shares (in shares)		(895,136)
Purchase of treasury shares	(200,000)	$ (3)	0	0	0	(199,997)
Conversion of Convertible senior notes 2023 (in shares)		560,770
Conversion of Convertible senior notes 2023	78,949	$ 2	78,947	0	0	0
Other comprehensive income	(10,462)	0	0	(10,462)	0	0
Net income (loss)	(117,209)	$ 0	0	0	(117,209)	0
Shares outstanding, ending balance (in shares) at Dec. 31, 2021		57,254,189
Total shareholders' equity, ending balance at Dec. 31, 2021	145,715	$ 111	994,795	(1,056)	(648,138)	(199,997)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options, ESPP shares and vesting of RSUs (in shares)		1,824,084
Exercise of options, ESPP shares and vesting of RSUs	42,710	$ 5	42,705	0	0	0
Share-based compensation	237,468	$ 0	237,468	0	0	0
Treasury Shares (in shares)		(2,772,811)
Purchase of treasury shares	(231,873)	$ (8)	0	0	0	(231,865)
Other comprehensive income	(32,399)	0	0	(32,399)	0	0
Net income (loss)	(424,863)	$ 0	0	0	(424,863)	0
Shares outstanding, ending balance (in shares) at Dec. 31, 2022		56,305,462
Total shareholders' equity, ending balance at Dec. 31, 2022	(263,242)	$ 108	1,274,968	(33,455)	(1,073,001)	(431,862)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options, ESPP shares and vesting of RSUs (in shares)		2,215,998
Exercise of options, ESPP shares and vesting of RSUs	39,660	$ 6	39,654	0	0	0
Share-based compensation	225,330	$ 0	225,330	0	0	0
Treasury Shares (in shares)		(1,348,865)
Purchase of treasury shares	(127,017)	$ (4)	0	0	0	(127,013)
Other comprehensive income	37,647	0	0	37,647	0	0
Net income (loss)	33,137	$ 0	0	0	33,137	0
Shares outstanding, ending balance (in shares) at Dec. 31, 2023		57,172,595
Total shareholders' equity, ending balance at Dec. 31, 2023	$ (54,485)	$ 106	$ 1,539,952	$ 4,192	$ (1,039,864)	$ (558,871)